Accounts Payable and Accrued Liabilities and Provisions	12 Months Ended
Aug. 31, 2018
Accounts Payable and Accrued Liabilities and Provisions [Abstract]
Accounts Payable and Accrued Liabilities and Provisions
11	Accounts Payable and Accrued Liabilities and Provisions

Accounts payable and accrued liabilities

	As at August 31,
	2018	2017

Trade	$26,052	$19,002
Salaries and social benefits	18,101	15,176
Forward exchange contracts (note 6)	590	‒
Other	3,155	2,598
	$47,898	$36,776

Provisions

	As at August 31,
	2018	2017

Warranty	$417	$320
Contingent liability (note 3)	‒	1,092
Restructuring charges (note 4)	3,167	2,477
Other	1,717	‒
	$5,301	$3,889